Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Investor Freedom 2050 Portfolio℠
March 31, 2024
VIPIFF2050-NPRT1-0524
1.9909107.100
Equity Funds - 91.8%
	Shares	Value ($)
VIP Contrafund Portfolio Investor Class (a)	6,897	387,121
VIP Emerging Markets Portfolio Investor Class (a)	51,671	560,628
VIP Equity-Income Portfolio Investor Class (a)	11,775	314,734
VIP Growth & Income Portfolio Investor Class (a)	14,591	432,028
VIP Growth Portfolio Investor Class (a)	6,081	641,760
VIP Mid Cap Portfolio Investor Class (a)	2,485	99,129
VIP Overseas Portfolio Investor Class (a)	44,814	1,239,100
VIP Value Portfolio Investor Class (a)	10,910	220,495
VIP Value Strategies Portfolio Investor Class (a)	6,242	109,480
TOTAL EQUITY FUNDS (Cost $3,604,722)		4,004,475

Fixed-Income Funds - 8.2%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	5,636	50,893
Fidelity International Bond Index Fund (a)	98	897
Fidelity Long-Term Treasury Bond Index Fund (a)	29,334	285,713
VIP High Income Portfolio Investor Class (a)	2,531	11,768
VIP Investment Grade Bond II Portfolio Investor Class (a)	834	7,837
TOTAL FIXED-INCOME FUNDS (Cost $356,828)		357,108

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $3,961,550)	4,361,583
NET OTHER ASSETS (LIABILITIES) - 0.0%	97
NET ASSETS - 100.0%	4,361,680

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	61,304	36,071	46,511	21	(1,089)	1,118	50,893
Fidelity International Bond Index Fund	15,735	9,684	24,527	106	304	(299)	897
Fidelity Long-Term Treasury Bond Index Fund	175,072	142,758	25,916	1,620	(2,531)	(3,670)	285,713
VIP Contrafund Portfolio Investor Class	243,897	145,157	43,136	899	2,880	38,323	387,121
VIP Emerging Markets Portfolio Investor Class	372,141	221,237	49,555	340	197	16,608	560,628
VIP Equity-Income Portfolio Investor Class	197,773	119,916	23,665	1,174	344	20,366	314,734
VIP Growth & Income Portfolio Investor Class	271,765	160,474	32,576	1,678	911	31,454	432,028
VIP Growth Portfolio Investor Class	403,921	244,892	66,735	5,511	5,328	54,354	641,760
VIP High Income Portfolio Investor Class	7,749	4,873	1,036	4	(2)	184	11,768
VIP Investment Grade Bond II Portfolio Investor Class	52,987	4,427	49,003	10	(662)	88	7,837
VIP Mid Cap Portfolio Investor Class	61,927	38,666	9,306	1,222	273	7,569	99,129
VIP Overseas Portfolio Investor Class	794,144	486,537	105,207	3,208	2,923	60,703	1,239,100
VIP Value Portfolio Investor Class	138,033	89,907	19,439	3,156	88	11,906	220,495
VIP Value Strategies Portfolio Investor Class	68,270	43,844	9,586	1,023	95	6,857	109,480
	2,864,718	1,748,443	506,198	19,972	9,059	245,561	4,361,583

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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